UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

________

FORM N-CSR

________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act File Number 811-07102

The Advisors’ Inner Circle Fund II
(Exact name of registrant as specified in charter)

________

SEI Investments
One Freedom Valley Drive
Oaks, PA 19456
(Address of principal executive offices) (Zip code)

SEI Investments
One Freedom Valley Drive
Oaks, PA 19456
(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: July 31, 2025

Date of reporting period: July 31, 2025

Item 1.	Reports to Stockholders.

(a)              A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1) is attached hereto.

The Advisors' Inner Circle Fund II

Reaves Infrastructure Fund

Institutional Class Shares - RSRFX

Annual Shareholder Report: July 31, 2025

This annual shareholder report contains important information about Institutional Class Shares of the Reaves Infrastructure Fund (the "Fund") for the period from August 1, 2024 to July 31, 2025. You can find additional information about the Fund at https://reavesam.com/our_services/reaves-infrastructure-fund/. You can also request this information by contacting us at 1-866-342-7058.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Reaves Infrastructure Fund, Institutional Class Shares	$147	1.30%

How did the Fund perform in the last year?

The Fund delivered strong results over the past year, driven by solid growth in earnings and dividends from most portfolio companies and supported by a macroeconomic backdrop of moderate GDP growth, falling short-term interest rates, and relatively stable long-term rates.

Performance exceeded the benchmark largely due to holdings in the utility and energy sectors, which benefited from robust and rising demand for power resources by major technology firms competing for leadership in artificial intelligence breakthroughs. The portfolio’s other investments contributed positive absolute returns; however, the Fund’s notable underweight position in large-cap US telecom – an area marked in the near term by steady cash flow growth and relatively limited demands on capital – had negative implications for relative performance.

The Fund maintains a disciplined, research-focused strategy, investing in select companies across diverse industries. The largest allocations are typically made to infrastructure-oriented businesses distinguished by high barriers to entry, reliable operations, and a proven capacity for ongoing cash flow growth.

Looking ahead, the majority of portfolio holdings offer continued attractive growth prospects. The Fund is particularly optimistic about long-term opportunities stemming from surging electricity demand tied to the expansion of AI infrastructure, the electrification of transport, and renewed onshoring of manufacturing. As of July 31, 2025, nine of the Fund’s top ten holdings are directly and positively influenced by these transformative trends.

The Fund remains dedicated to building a portfolio of well-researched, high-quality companies across essential industries—investments that support sustained earnings and dividend growth while providing meaningful defensive attributes for investors.

How did the Fund perform during the last 10 years?

Total Return Based on $10,000 Investment

	Reaves Infrastructure Fund, Institutional Class Shares - $21661	S&P 500 Index (TR) - $35989	MSCI USA Infrastructure (TR) (USD) - $22653
Jul/15	$10000	$10000	$10000
Jul/16	$11814	$10561	$11614
Jul/17	$12700	$12256	$11762
Jul/18	$13239	$14246	$11974
Jul/19	$14929	$15384	$13554
Jul/20	$15208	$17223	$13647
Jul/21	$17611	$23500	$15520
Jul/22	$16552	$22410	$16696
Jul/23	$15647	$25327	$15593
Jul/24	$17226	$30936	$18735
Jul/25	$21661	$35989	$22653

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.

Average Annual Total Returns as of July 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Reaves Infrastructure Fund, Institutional Class Shares	25.74%	7.33%	8.04%
S&P 500 Index (TR)	16.33%	15.88%	13.66%
MSCI USA Infrastructure (TR) (USD)	20.91%	10.67%	8.52%

Key Fund Statistics as of July 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$34,469,995	34	$12,753	48%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Value	Value
Short-Term Investment	0.1%
Information Technology	1.0%
Gas Utilities	3.3%
Materials	6.0%
Independent Power and Renewable Electricity Producers	6.3%
Real Estate	8.2%
Industrials	9.9%
Communication Services	10.9%
Energy	11.4%
Multi-Utilities	13.9%
Electric Utilities	29.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Talen Energy	6.3%
T-Mobile US	5.0%
Constellation Energy	4.9%
DT Midstream	4.5%
NiSource	4.4%
Entergy	4.1%
Quanta Services	4.1%
Public Service Enterprise Group	3.9%
IDACORP	3.8%
PPL	3.5%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-866-342-7058

  https://reavesam.com/our_services/reaves-infrastructure-fund/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-866-342-7058 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

The Advisors' Inner Circle Fund II

Reaves Infrastructure Fund / Institutional Class Shares - RSRFX

Annual Shareholder Report: July 31, 2025

RSRFX-AR-2025

(b)              Not applicable.

Item 2.	Code of Ethics.

The Registrant (also referred to as the “Trust”) has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function. There have been no amendments to or waivers granted to this code of ethics during the period covered by this report.

Item 3.	Audit Committee Financial Expert.

(a)(1)         The Registrant’s board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2)         The Registrant’s audit committee financial expert is Robert Mulhall. Mr Mulhall is considered to be “independent”, as that term is defined in Form N-CSR Item 3(a)(2).

Item 4.	Principal Accountant Fees and Services.

Fees billed by Ernst & Young LLP (“E&Y”) relate to The Advisors’ Inner Circle Fund II (the “Trust”).

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		FYE July 31, 2025			FYE July 31, 2024
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$26,770	None	None	$25,740	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees	None	None	None	None	None	None
(d)	All Other Fees	None	None	None	None	None	None

Notes:

(1)	Audit fees include amounts related to the audit of the Trust’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

2

(e)(1)     The Trust’s Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Funds may be pre-approved.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant’s Chief Financial Officer (“CFO”) and must include a detailed description of the services proposed to be rendered. The CFO will determine whether such services:

1.	require specific pre-approval;

2.	are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or

3.	have been previously pre-approved in connection with the independent auditor’s annual engagement letter for the applicable year or otherwise. In any instance where services require pre-approval, the Audit Committee will consider whether such services are consistent with SEC’s rules and whether the provision of such services would impair the auditor’s independence.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial expert, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly-scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment adviser, or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet the Audit Committee’s responsibility to oversee the work of the independent auditor and to assure the auditor's independence from the Registrant, such as (a) reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and (b) discussing with the independent auditor the independent auditor’s methods and procedures for ensuring independence.

(e)(2)     Percentage of fees billed by E&Y applicable to non-audit services pursuant to the “de minimis” exception of Rule 2-01(c)(7)(i)(C) were as follows:

	FYE July 31, 2025	FYE July 31, 2024
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(f)          Not applicable.

3

(g)         The aggregate non-audit fees and services billed by E&Y for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended July 31st were $0 and $0 for 2025 and 2024, respectively.

(h)         During the past fiscal year, all non-audit services provided by the Registrant’s principal accountant to either the Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with the Registrant’s investment adviser that provides ongoing services to the Registrant were pre-approved by the Audit Committee of Registrant’s Board of Trustees.  Included in the Audit Committee’s pre-approval of these non-audit service were the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

(i)          Not applicable. The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

(j)          Not applicable. The Registrant is not a “foreign issuer,” as defined in 17 CFR § 240.3b-4e.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

(a)         The Schedule of Investments is included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b)         Not applicable.

4

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements and Financial Highlights are filed herein.

The Advisors’ Inner Circle Fund II

Reaves Infrastructure Fund

ANNUAL FINANCIALS AND OTHER INFORMATION

JULY 31, 2025

THE ADVISORS’ INNER CIRCLE FUND II	REAVES INFRASTRUCTURE FUND JULY 31, 2025

TABLE OF CONTENTS

Financial Statements (Form N-CSR Item 7)
Schedule of Investments	1
Statement of Assets and Liabilities	3
Statement of Operations	4
Statements of Changes in Net Assets	5
Financial Highlights	6
Notes to Financial Statements	7
Report of Independent Registered Public Accounting Firm	17
Notice to Shareholders (Unaudited)	18
Other Information (Form N-CSR Items 8-11) (Unaudited)	19

THE ADVISORS’ INNER CIRCLE FUND II	REAVES INFRASTRUCTURE FUND
JULY 31, 2025

SCHEDULE OF INVESTMENTS

COMMON STOCK†† — 100.1%

	Shares	Value
COMMUNICATION SERVICES — 10.9%
AT&T	31,700	$868,897
Charter Communications, Cl A *	1,776	478,383
Cogent Communications Holdings	15,154	690,871
T-Mobile US	7,223	1,722,036
		3,760,187

ELECTRIC UTILITIES — 29.2%
Alliant Energy	10,500	682,605
Constellation Energy	4,836	1,682,154
Entergy	15,814	1,430,060
IDACORP	10,524	1,318,973
NextEra Energy	12,566	892,940
Pinnacle West Capital	12,504	1,133,113
PPL	33,568	1,198,042
TXNM Energy	12,000	681,480
Xcel Energy	14,100	1,035,504
		10,054,871

ENERGY — 11.4%
Cameco	12,800	959,104
Centrus Energy, Cl A *	3,448	742,699
DT Midstream	15,221	1,563,653
EQT	12,300	661,125
		3,926,581

GAS UTILITIES — 3.3%
Atmos Energy	7,293	1,137,125

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 6.3%
Talen Energy *	5,750	2,171,027

INDUSTRIALS — 9.9%
Johnson Controls International	7,341	770,805
Old Dominion Freight Line	6,030	899,977
Quanta Services	3,490	1,417,394
Union Pacific	1,442	320,081
		3,408,257

INFORMATION TECHNOLOGY — 1.0%
Corning	5,400	341,496

MATERIALS — 6.0%
Linde	2,527	1,163,077
MP Materials *	14,497	891,565
		2,054,642

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	REAVES INFRASTRUCTURE FUND JULY 31, 2025

COMMON STOCK†† — continued

	Shares	Value
MULTI-UTILITIES — 13.9%
Ameren	10,250	$1,036,582
CenterPoint Energy	23,500	912,270
NiSource	35,366	1,501,287
Public Service Enterprise Group	15,101	1,355,919
		4,806,058

REAL ESTATE — 8.2%
Digital Realty Trust †	4,200	741,048
Equinix †	1,500	1,177,755
SBA Communications, Cl A †	4,100	921,352
		2,840,155

TOTAL COMMON STOCK
(Cost $24,524,839)		34,500,399

SHORT-TERM INVESTMENT (A) — 0.1%

SEI Daily Income Trust Treasury II Fund, Cl F, 4.220%
(Cost $47,150)	47,150	47,150

TOTAL INVESTMENTS— 100.2%
(Cost $24,571,989)		$34,547,549

Percentages are based on Net Assets of $34,469,995.
*	Non-income producing security.
†	Real Estate Investment Trust
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
(A)	The rate reported is the 7-day effective yield as of July 31, 2025.

Cl — Class

As of July 31, 2025, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	REAVES INFRASTRUCTURE FUND JULY 31, 2025

STATEMENT OF ASSETS AND LIABILITIES

Assets:
Investments at Value (Cost $24,571,989)	$34,547,549
Receivable for Investment Securities Sold	334,207
Dividends Receivable	24,237
Prepaid Expenses	11,558

Total Assets	34,917,551
Liabilities:
Payable for Investment Securities Purchased	341,797
Professional Fees Payable	30,092
Payable due to Administrator	14,396
Payable due to Trustees	9,166
Payable due to Adviser	8,919
Chief Compliance Officer Fees Payable	5,767
Other Accrued Expenses	37,419

Total Liabilities	447,556

Commitments and Contingencies†

Net Assets	$34,469,995
Net Assets Consist of:
Paid-in Capital	$21,032,388
Total Distributable Earnings	13,437,607
Net Assets	$34,469,995
Net Asset Value, Offering and Redemption Price Per Share
(unlimited authorization – no par value)
Institutional Class Shares ($34,469,995 ÷ 3,005,804)	$11.47

†	See Note 5 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	REAVES INFRASTRUCTURE FUND FOR THE YEAR ENDED JULY 31, 2025

STATEMENT OF OPERATIONS

Investment Income:
Dividend Income	$610,978
Interest Income	12,432
Less: Foreign Taxes Withheld	(569)

Total Investment Income	622,841

Expenses:
Investment Advisory Fees	238,934
Administration Fees	125,000
Transfer Agent Fees	85,161
Professional Fees	66,473
Trustees' Fees	32,848
Registration Fees	26,616
Printing Fees	16,300
Chief Compliance Officer Fees	10,592
Custodian Fees	3,786
Insurance and Other Expenses	34,985

Total Expenses	640,695
Less:
Waiver of Investment Advisory Fees	(226,181)
Fees Paid Indirectly(1)	(264)

Net Expenses	414,250

Net Investment Income	208,591

Net Realized Gain on Investments	4,222,317
Net Change in Unrealized Appreciation on Investments	2,792,447

Net Realized and Unrealized Gain on Investments	7,014,764

Net Increase in Net Assets Resulting from Operations	$7,223,355

(1)	See Note 4 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	REAVES INFRASTRUCTURE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended July 31, 2025	Year Ended July 31, 2024
Operations:
Net Investment Income	$208,591	$296,255
Net Realized Gain (Loss)	4,222,317	(539,488)
Net Change in Unrealized Appreciation	2,792,447	2,841,733
Net Increase in Net Assets Resulting from Operations	7,223,355	2,598,500

Distributions:	(434,720)	(882,399)
Capital Share Transactions:
Issued	143,226	145,883
Reinvestment of Distributions	398,444	806,807
Redeemed	(1,701,405)	(3,396,578)
Net Decrease in Net Assets from Capital Share Transactions	(1,159,735)	(2,443,888)
Total Increase (Decrease) in Net Assets	5,628,900	(727,787)
Net Assets:
Beginning of Year	28,841,095	29,568,882
End of Year	$34,469,995	$28,841,095
Share Transactions:
Issued	13,272	17,239
Reinvestment of Distributions	39,485	95,459
Redeemed	(164,711)	(403,519)
Net Decrease in Shares Outstanding From Share Transactions:	(111,954)	(290,821)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	REAVES INFRASTRUCTURE FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout the Year

	Institutional Class Shares
	Year Ended July 31, 2025	Year Ended July 31, 2024	Year Ended July 31, 2023	Year Ended July 31, 2022	Year Ended July 31, 2021
Net Asset Value, Beginning of Year	$9.25	$8.67	$10.30	$11.56	$10.02
Income from Operations:
Net Investment Income(1)	0.07	0.09	0.11	0.03	0.03
Net Realized and Unrealized Gain (Loss)	2.29	0.75	(0.68)	(0.68)	1.55
Total from Investment Operations	2.36	0.84	(0.57)	(0.65)	1.58
Dividends and Distributions:
Net Investment Income	(0.06)	(0.12)	(0.06)	(0.05)	(0.04)
Capital Gains	(0.08)	(0.14)	(1.00)	(0.56)	—
Total Dividends and Distributions	(0.14)	(0.26)	(1.06)	(0.61)	(0.04)
Net Asset Value, End of Year	$11.47	$9.25	$8.67	$10.30	$11.56
Total Return †	25.74%	10.09%	(5.47)%	(6.01)%	15.80%
Ratios and Supplemental Data
Net Assets, End of Year (Thousands)	$34,470	$28,841	$29,569	$50,032	$57,708
Ratio of Expenses to Average Net Assets
(including waivers, reimbursements and fees paid indirectly)	1.30%	1.20%	0.99%	1.10%	1.30%
Ratio of Expenses to Average Net Assets
(excluding waivers, reimbursements and fees paid indirectly)	2.01%	2.08%	1.84%	1.42%	1.38%
Ratio of Net Investment Income to Average Net Assets	0.65%	1.07%	1.20%	0.26%	0.25%
Portfolio Turnover Rate	48%	45%	54%	46%	42%

(1)	Per share data calculated using average shares method.
†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had certain fees not been waived and expenses assumed by the Adviser during the period.

Amounts designated as "—" are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	REAVES INFRASTRUCTURE FUND

JULY 31, 2025

NOTES TO FINANCIAL STATEMENTS

1.	Organization:

The Advisors’ Inner Circle Fund II (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated July 24, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 24 funds. The financial statements herein are those of the Reaves Infrastructure Fund (the “Fund”). The financial statements of the remaining funds of the Trust are presented separately. The Fund is diversified and its investment objective is to seek total return from income and capital growth. The assets of the Fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2.	Significant Accounting Policies:

The accompanying financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are presented in U.S. dollars which is the functional currency of the Fund. The Fund is an investment company and therefore applies the accounting and reporting guidance issued by the U.S. Financial Accounting Standards Board (“FASB”) in Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The following are significant accounting policies which are consistently followed in the preparation of the financial statements.

Use of Estimates — The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ official closing price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

THE ADVISORS’ INNER CIRCLE FUND II	REAVES INFRASTRUCTURE FUND

JULY 31, 2025

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the "Fair Value Procedures") established by the Adviser and approved by the Trust's Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the "valuation designee" to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) of the Adviser.

Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been delisted from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).

Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

●	Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with the Adviser's pricing procedures, etc.); and

THE ADVISORS’ INNER CIRCLE FUND II	REAVES INFRASTRUCTURE FUND

JULY 31, 2025

●	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current year. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the year ended July 31, 2025, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year ended July 31, 2025, the Fund did not incur any interest or penalties relating to unrecognized tax benefits.

Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The Funds or their agent files withholding tax reclaims in certain jurisdictions to recover certain amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. Professional fees paid to those that provide assistance in receiving the tax reclaims, which generally are contingent upon successful receipt of reclaimed amounts, are recorded in Professional Fees on the Statement of Operations once the amounts are due. The professional fees related to pursuing these tax reclaims are not subject to the Adviser’s expense limitation agreement.

THE ADVISORS’ INNER CIRCLE FUND II	REAVES INFRASTRUCTURE FUND

JULY 31, 2025

Security Transactions and Investment Income — Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sales of investment securities are based on specific identification. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

Investments in Real Estate Investment Trusts (“REITs”) — With respect to the Fund, dividend income is recorded based on the income included in distributions received from REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of any estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from estimated amounts.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses that cannot be directly attributed to a fund are apportioned among the funds of the Trust based on the number of funds and/ or relative net assets.

Dividends and Distributions to Shareholders — The Fund seeks to declare quarterly dividends at fixed rates approved by the Board. To the extent that the amount of the Fund’s net investment income and short-term capital gains is less than the approved fixed rate, some of its dividends may be paid from net capital gains or as a return of shareholder capital. To the extent the amount of the Fund’s net investment income and short-term capital gains exceeds the approved fixed rate, the Fund may pay additional dividends. An additional distribution of net capital gains realized by the Fund, if any, may be made annually; provided, however, that no more than one distribution of net capital gains shall be made with respect to any one taxable year of the Fund (other than a permitted, supplemental distribution which does not exceed 10% of the aggregate amount distributed for such taxable year).

3.	Transactions with Affiliates:

Certain officers and trustees of the Trust are also officers of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers and trustees are paid no fees by the Trust for serving as officers and trustees of the Trust.

The services provided by the Chief Compliance Officer (“CCO”) and his staff, who are employees of the Administrator, are paid for by the Trust, as incurred. The services include regulatory oversight of the Trust’s advisers and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

THE ADVISORS’ INNER CIRCLE FUND II	REAVES INFRASTRUCTURE FUND

JULY 31, 2025

4.	Administration, Transfer Agent and Custodian Agreements:

The Fund and the Administrator are parties to an administration agreement under which the Administrator provides management and administrative services to the Fund. For these services, the Administrator is paid an asset-based fee (subject to certain minimums), which will vary depending on the number of share classes and the average daily net assets of the Fund. For the year ended July 31, 2025, the Fund was charged $125,000 for these services.

SS&C Global Investor & Distribution Solutions, Inc., serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust. The Fund may earn cash management credits which can be used to offset transfer agent expenses. During the year ended July 31, 2025, the Fund earned credits of $264, which were used to offset transfer agent expenses. This amount is listed as “Fees Paid Indirectly” on the Statement of Operations.

U.S. Bank, N.A. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

5.	Investment Advisory Agreement:

Under the terms of an investment advisory agreement, Reaves Asset Management (the “Adviser”) provides investment advisory services to the Fund at a fee, which is calculated daily and paid monthly at an annual rate of 0.75% of the Fund’s average daily net assets. The Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Fund’s total annual operating expenses from exceeding 1.30% of the Institutional Class Share average daily net assets. The Adviser may discontinue the expense limitation at any time. In addition, if at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Adviser may retain the difference between the “Total Annual Fund Operating Expenses” and the aforementioned expense limitations to recapture all or a portion of its prior fee waivers or expense reimbursements made during the preceding three-year period up to the expense cap in place at the time the expenses were waived. As of July 31, 2025, fees which were previously waived and reimbursed by the Adviser which may be subject to possible future recapture by the Adviser were $291,732 expiring in 2026, $243,704 expiring in 2027, and $226,181 expiring in 2028. During the year ended July 31, 2025, the Fund did not recoup any previously waived fees.

THE ADVISORS’ INNER CIRCLE FUND II	REAVES INFRASTRUCTURE FUND

JULY 31, 2025

6.	Investment Transactions:

The cost of security purchases and the proceeds from security sales, other than long-term U.S. Government and short-term investments, for the year ended July 31, 2025 were $15,131,200, and $16,480,398, respectively. There were no purchases or sales of long-term U.S. Government securities.

7.	Federal Tax Information:

The amount and character of income and capital gain distributions, if any, to be paid are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to distributable earnings or paid-in capital, as appropriate, in the period that the differences arise. The permanent differences primarily consist of reclassification of long term capital gain distribution on REITs.

There are no permanent differences that are credited or charged to distributable earnings and paid-in capital as of July 31, 2025.

The tax character of dividends and distributions declared during the fiscal years ended July 31, 2025 and 2024 was as follows:

	Ordinary Income	Long-Term Capital Gain	Total
2025	$241,734	$192,986	$434,720
2024	403,387	479,012	882,399

As of July 31, 2025, the components of Distributable Earnings on a tax basis were as follows:

Undistributed Ordinary Income	$408,076
Undistributed Long-Term Capital Gains	3,117,865
Net Unrealized Appreciation	9,911,663
Other Temporary Differences	3
Total Distributable Earnings	$13,437,607

THE ADVISORS’ INNER CIRCLE FUND II	REAVES INFRASTRUCTURE FUND

JULY 31, 2025

During the year ended July 31, 2025, the Fund utilized $540,410 in short-term capital loss carryforwards to offset capital gains.

For Federal income tax purposes the difference between Federal tax cost and book cost primarily relates to wash sales, which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Fund at July 31, 2025 were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
$24,635,886	$10,508,057	$(596,394)	$9,911,663

8.	Concentration of Risks:

The Fund has adopted a policy to concentrate its investments (invest at least 25% of its assets) in companies involved to a significant extent in the Utilities and/or Energy Industries. The Fund considers a company to be involved to a significant extent in the Utilities and/or the Energy Industry, as applicable, if at least 50% of its assets, gross income or profits are committed to or derived from Utilities or Energy. While the Fund primarily invests in equity securities of large and mid capitalization companies, it may also invest in securities of small capitalization companies.

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency. The principal risk factors affecting shareholders’ investments in the Fund are set forth below.

Equity Risk – Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

THE ADVISORS’ INNER CIRCLE FUND II	REAVES INFRASTRUCTURE FUND

JULY 31, 2025

Infrastructure Company Risk – Infrastructure companies are subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, costs associated with environmental and other regulations, difficulty in raising capital in adequate amounts on reasonable terms in periods of high inflation or unsettled capital markets, the effects of economic slowdown and surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies, service interruption due to environmental, operational or other mishaps, and other factors. Additionally, infrastructure entities may be subject to regulation by various governmental authorities and may also be affected by governmental regulation of rates charged to customers; the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards; nationalization; and general changes in market sentiment towards infrastructure assets.

Industry Focus Risk – To the extent that the Fund’s investments are focused in issuers conducting business in the Utilities Industry and/or the Energy Industry, the Fund is subject to the risk that legislative or regulatory changes, adverse market conditions and/or increased competition will negatively affect these industries. Fluctuations in the value of securities of companies in the Utilities Industry and/or the Energy Industry depend to a large extent on the price and supply of energy fuels. Many utility companies historically have been subject to risks of increases in fuel, power and other operating costs, high interest costs on borrowings needed for capital improvement programs and costs associated with compliance with and changes in environmental and other governmental regulations.

REITs Risk – REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as the following: declines in property values; increases in property taxes, operating expenses, interest rates or competition; overbuilding; zoning changes; and losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs’ operating expenses, in addition to paying Fund expenses. REIT operating expenses are not reflected in the fee table and example in this prospectus.

Focused Portfolio Risk – Although the Fund is diversified, its investment strategy often results in a relatively focused portfolio of stocks of companies that the Adviser believes hold the most total return potential. As a result, poor performance or adverse economic events affecting one or more of these companies could have a greater impact on the Fund than it would on another mutual fund with a broader range of investments.

THE ADVISORS’ INNER CIRCLE FUND II	REAVES INFRASTRUCTURE FUND

JULY 31, 2025

Small and Medium Capitalization Company Risk – The small- and medium-sized companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small- and medium-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Foreign Security Risk – Investing in foreign companies poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the Fund’s portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. In addition, investments in foreign companies are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund’s investments. These currency movements may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund.

9.	Concentration of Shareholder:

At July 31, 2025, 23% of Institutional Class Shares outstanding were held by one record shareholder owning 10% or greater of the aggregate total shares outstanding. This shareholder is comprised of individual shareholders and omnibus accounts that were held on behalf of various individual shareholders.

THE ADVISORS’ INNER CIRCLE FUND II	REAVES INFRASTRUCTURE FUND

JULY 31, 2025

10.	Indemnifications:

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

11.	Recent Accounting Pronouncement:

In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The management of the Fund’s Adviser acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the Fund’s single investment objective which is executed by the Fund’s portfolio manager[s]. The financial information in the form of the Fund’s schedule of investments, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.

12.	Subsequent Events:

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no disclosures and/or adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	REAVES INFRASTRUCTURE FUND

JULY 31, 2025

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of The Advisors’ Inner Circle Fund II and
Shareholders of Reaves Infrastructure Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Reaves Infrastructure Fund (the “Fund”) (one of the series constituting The Advisors’ Inner Circle Fund II (the “Trust”)), including the schedule of investments, as of July 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting The Advisors’ Inner Circle Fund II) at July 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Reaves Asset Management investment companies since 2005.

San Antonio, Texas

September 25, 2025

THE ADVISORS’ INNER CIRCLE FUND II	REAVES INFRASTRUCTURE FUND

JULY 31, 2025

(Unaudited)

NOTICE TO SHAREHOLDERS

For shareholders who do not have a July 31, 2025 taxable year end, this notice is for informational purposes only. For shareholders with a July 31, 2025 taxable year end, please consult your tax adviser as to the pertinence of this notice. For the fiscal year ended July 31, 2025, the Fund is designating the following items with regard to distributions paid during the year.

Return of Capital	Long-Term Capital Distributions	Ordinary Income Distributions	Total Distributions	Qualifying for Corporate Dividends Received Deduction (1)	Qualifying Dividend Income (2)	Qualifying Business Income (3)	Interest Related Dividend (4)	Short-Term Capital Gains Dividends (5)
0.00%	44.39%	55.61%	100.00%	98.49%	98.69%	1.31%	0.00%	100.00%

(1)	Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).
(2)	The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). It is the intention of the Fund to designate the maximum amount permitted by law.
(3)	The percentage of this column represents that amount of ordinary dividend income that qualified for 20% Business Income Deduction.
(4)	The percentage in this column represents the amount of “Interest Related Dividend” and is reflected as a percentage of ordinary income distribution. Interest related dividends are exempted from U.S. withholding tax when paid to foreign investors.
(5)	The percentage in this column represents the amount of “Short-Term Capital Gain Dividends” and is reflected as a percentage of short-term capital gain distributions that are exempted from U.S. withholding tax when paid to foreign investors.

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2025. Complete information will be computed and reported in conjunction with your 2025 Form 1099-DIV.

THE ADVISORS’ INNER CIRCLE FUND II	REAVES INFRASTRUCTURE FUND

JULY 31, 2025

(Unaudited)

OTHER INFORMATION (FORM N-CSR ITEMS 8-11)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid by the company during the period covered by the report to the Trustees on the company’s Board of Trustees is disclosed within the Statement(s) of Operations of the financial statements (Item 7).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Reaves Infrastructure Fund

P.O. Box 219009

Kansas City, MO 64121-9009

1-866-342-7058

Investment Adviser:

Reaves Asset Management

10 Exchange Place

18th Floor

Jersey City, NJ 07302

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

2222 Market Street

Philadelphia, PA 19103

Independent Registered Public Accounting Firm:

Ernst & Young LLP

111 West Houston Street, Suite 1901

San Antonio, TX 78205

This information must be preceded or accompanied by a current prospectus for the Portfolio described.

WHR-AR-001-2100

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

5

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16.	Controls and Procedures.

(a)              The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b)             There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)               Not applicable.

(b)               Not applicable.

Item 19.	Exhibits.

(a)(1)          Code of Ethics attached hereto.

(a)(2)          Not applicable.

(a)(3)          A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4)          Not applicable.

(a)(5)          Not applicable.

(b)               Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as exhibits.

6

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)		The Advisors’ Inner Circle Fund II

By (Signature and Title)		/s/ Michael Beattie
Michael Beattie
Principal Executive Officer
Date:	October 3, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)		/s/ Michael Beattie
Michael Beattie
Principal Executive Officer
Date:	October 3, 2025

By (Signature and Title)		/s/ Andrew Metzger
Andrew Metzger
Principal Financial Officer
Date:	October 3, 2025

7